Share-based payment arrangements (Details 4) (LTIP) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Component	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($) Component	Dec. 31, 2010 CHF	Dec. 31, 2009 USD ($) Component	Dec. 31, 2009 CHF	Dec. 31, 2011 Equity-Settled Awards USD ($) Y	Dec. 31, 2010 Equity-Settled Awards	Dec. 31, 2009 Equity-Settled Awards	Dec. 31, 2011 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2010 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2009 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2011 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2010 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2009 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2011 Cash-Settled Awards	Dec. 31, 2010 Cash-Settled Awards	Dec. 31, 2011 Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2010 Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2011 Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2010 Cash-Settled Awards Maximum EquityBeta
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant (as a percent)	100.00%	100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)							70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)																30.00%
Reference price of LTIP shares (in Swiss francs per share)		22.25		21.63		14.16
Reference price of LTIP shares, calculation method	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	2,565,934	2,565,934					2,337,021									228,913
Granted (in number of shares)	788,800	788,800					487,814									300,986
Vested (in number of shares)	(169,260)	(169,260)					(169,260)
Expired (in number of shares)	(712,106)	(712,106)					(698,392)									(13,714)
Forfeited (in number of shares)	(122,519)	(122,519)					(103,362)									(19,157)
Outstanding at end of period (in number instruments)	2,350,849	2,350,849	2,565,934	2,565,934			1,853,821	2,337,021								497,028	228,913
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		16.17
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		17.91		13.79		9.83
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		28.34
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		25.51
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		12.37
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		13.25		16.17
Percentage of the value of shares vested that can be received in cash or shares	100.00%	100.00%
Unrecognized compensation cost at end of period							$ 9
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)							1.8
Aggregate fair value of shares, at the dates of grant	16		7		13
Total grant-date fair value of shares that vested during the period	$ 5		$ 10		$ 2
Option implied volatilities, low end of the range (as a percent)							10.40%	19.50%	5.60%							16.60%	12.50%
Option implied volatilities, high end of the range (as a percent)							41.80%	53.50%	51.50%							49.80%	46.40%
Risk-free rates, low end of the range (as a percent)							2.10%	1.90%	2.20%							1.00%	1.80%
Risk-free rates, high end of the range (as a percent)							4.40%	4.30%	4.10%							3.70%	4.40%
Equity betas										0.83	0.83	0.81	1.30	1.31	1.29			0.86	0.84	1.26	1.30
Equity risk premiums (as a percent)										5.00%	6.00%	6.00%	7.00%	8.00%	8.00%			5.00%	6.00%	7.00%	8.00%